FINANCIAL INSTRUMENTS - Market Risk, Interest Rate Risk (Details) - Interest rate risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, impact on pre-tax earnings	$ 387	$ 202
Reasonably possible change in risk variable, percent	1.00%
Variable rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, impact on pre-tax earnings	$ 382	195
Fixed interest rate | Within one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, impact on pre-tax earnings	$ 5	$ 7